Document And Entity Information	12 Months Ended
Nov. 30, 2022
Document Information [Line Items]
Entity Registrant Name	Kayne Anderson Energy Infrastructure Fund, Inc.
Document Type	N-CSR
Amendment Flag	false
Entity Central Index Key	0001293613